Columbia Funds Variable Series Trust II
290 Congress Street
Boston, MA 02210
May 1, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE: Columbia Funds Variable Series Trust II (the Registrant)
Columbia Variable Portfolio – Balanced Fund
Columbia Variable Portfolio – Cornerstone Growth Fund
(prior to May 1, 2026, known as Columbia Variable Portfolio – Large Cap Growth Fund)
Columbia Variable Portfolio – Dividend Opportunity Fund
Columbia Variable Portfolio – Government Money Market Fund
Columbia Variable Portfolio – Income Opportunities Fund
Columbia Variable Portfolio – Intermediate Bond Fund
Columbia Variable Portfolio – Overseas Core Fund
Columbia Variable Portfolio – U.S. Government Mortgage Fund
CTIVP® – BlackRock Global Inflation-Linked Securities Fund
(prior to May 1, 2026, known as CTIVP® – BlackRock Global Inflation-Protected Securities Fund)
CTIVP® – Fidelity Institutional AM® Total Bond Fund
(prior to May 1, 2026, known as CTIVP® – American Century Diversified Bond Fund)
CTIVP® – Principal Large Cap Growth Fund
CTIVP® – T. Rowe Price Large Cap Value Fund
CTIVP® – Wellington Large Cap Value Fund
Variable Portfolio – Partners International Core Equity Fund
Variable Portfolio – Partners International Growth Fund
Variable Portfolio – Partners International Value Fund
Variable Portfolio – Partners Small Cap Value Fund
Post-Effective Amendment No. 103
File No. 333-146374 /811-22127
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 103 (Amendment). This Amendment was filed electronically on April 27, 2026.
If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.
Sincerely,
Joseph D’Alessandro Vice President and Assistant Secretary Columbia Funds Variable Series Trust II